Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Capital [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

						To be well-capitalized
			For capital			under prompt corrective
	Actual		adequacy purposes			action provisions
(In thousands)	Amount	Ratio	Amount		Ratio	Amount	Ratio
As of December 31, 2015
Leverage ratio	$92,442	8.82%	≥ $	41,934	4.00%	N/A	N/A
CET1	77,442	9.37		37,210	4.50	N/A	N/A
Tier I risk-based capital ratio	92,442	11.18		49,613	6.00	N/A	N/A
Total risk-based capital ratio	102,809	12.43		66,151	8.00	N/A	N/A
As of December 31, 2014
Leverage ratio	$83,615	8.71%	≥ $	38,405	4.00%	N/A	N/A
Tier I risk-based capital ratio	83,615	11.57		28,900	4.00	N/A	N/A
Total risk-based capital ratio	92,691	12.83		57,779	8.00	N/A	N/A

The Bank’s capital amounts and ratios are presented in the following table:

						To be well-capitalized
			For capital			under prompt corrective
	Actual		adequacy purposes			action provisions
(In thousands)	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2015
Leverage ratio	$83,316	7.95%	≥ $	41,908	4.00%	≥ $	52,385	5.00%
CET1	83,316	10.08		37,193	4.50		53,723	6.50
Tier I risk-based capital ratio	83,316	10.08		49,590	6.00		66,120	8.00
Total risk-based capital ratio	102,179	12.36		66,120	8.00		82,650	10.00
As of December 31, 2014
Leverage ratio	$74,819	7.80%	≥ $	38,381	4.00%	≥ $	47,976	5.00%
Tier I risk-based capital ratio	74,819	10.37		28,874	4.00		43,310	6.00
Total risk-based capital ratio	92,388	12.80		57,747	8.00		72,184	10.00

Schedule of Future Basel Capital Requirements

	Treatment at
	December 31, 2014	December 31, 2015
Leverage ratio	4.00%	4.00%
CET1	N/A	4.50%
Additional tier 1	N/A	1.50%
Tier 1 capital ratio	4.00%	6.00%
Tier 2	4.00%	2.00%
Total capital ratio	8.00%	8.00%
Capital conservation buffer	N/A	2.50%